Note 13 - Pension Plans and Other Postretirement Benefits - Other Changes in Plan Assets and Pension Benefit Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Pension Plan [Member]
Current year actuarial (gain) loss	$ (16.9)	$ (8.1)	$ 68.0
Amortization of actuarial loss	(11.9)	(14.9)	(14.4)
Acceleration of loss recognized due to settlement	(33.6)	(18.2)	(31.7)
Current year service credit	0.0	(17.9)	(4.4)
Amortization of prior service credit (cost)	4.5	3.1	2.5
Subtotal	(57.9)	(56.0)	20.0
Regulatory adjustment	56.3	57.3	(19.5)
Total recognized in OCI	(1.6)	1.3	0.5
Pension Plan [Member] | Spire Missouri [Member]
Current year actuarial (gain) loss	0.9	(0.9)	37.8
Amortization of actuarial loss	(9.6)	(11.0)	(11.3)
Acceleration of loss recognized due to settlement	(27.3)	(11.6)	(26.6)
Current year service credit	0.0	(17.9)	(4.4)
Amortization of prior service credit (cost)	1.9	0.6	(0.1)
Subtotal	(34.1)	(40.8)	(4.6)
Regulatory adjustment	32.5	42.1	5.1
Total recognized in OCI	(1.6)	1.3	0.5
Pension Plan [Member] | Spire Alabama Inc [Member]
Current year actuarial (gain) loss	(16.0)	(1.5)	24.4
Amortization of actuarial loss	(2.4)	(3.9)	(3.1)
Acceleration of loss recognized due to settlement	(6.3)	(6.6)	(5.1)
Current year service credit	0.0	0.0	0.0
Amortization of prior service credit (cost)	2.4	2.3	2.4
Subtotal	(22.3)	(9.7)	18.6
Regulatory adjustment	22.3	9.7	(18.6)
Total recognized in OCI	0.0	0.0	0.0
Other Postretirement Benefits Plan [Member]
Current year actuarial (gain) loss	15.8	(41.0)	(7.3)
Amortization of actuarial loss	2.2	1.6	2.0
Amortization of prior service credit (cost)	(1.0)	(1.0)	0.5
Subtotal	10.7	(40.4)	11.0
Regulatory adjustment	(10.7)	40.4	(11.0)
Total recognized in OCI	0.0	0.0	0.0
Current year prior service (cost) credit	(6.3)	0.0	15.8
Other Postretirement Benefits Plan [Member] | Spire Missouri [Member]
Current year actuarial (gain) loss	9.8	(29.0)	(7.6)
Amortization of actuarial loss	1.9	1.5	2.0
Amortization of prior service credit (cost)	(0.7)	(0.7)	0.2
Subtotal	9.9	(28.2)	4.1
Regulatory adjustment	(9.9)	28.2	(4.1)
Total recognized in OCI	0.0	0.0	0.0
Current year prior service (cost) credit	(1.1)	0.0	9.5
Other Postretirement Benefits Plan [Member] | Spire Alabama Inc [Member]
Current year actuarial (gain) loss	5.9	(9.9)	1.1
Amortization of actuarial loss	0.0	0.0	0.0
Amortization of prior service credit (cost)	(0.3)	(0.3)	0.3
Subtotal	0.4	(10.2)	7.7
Regulatory adjustment	(0.4)	10.2	(7.7)
Total recognized in OCI	0.0	0.0	0.0
Current year prior service (cost) credit	$ (5.2)	$ 0.0	$ 6.3